PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 29, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of	As of
	February 28,	February 29,
	2023	2024
Accounts receivables	$44,825	$52,739
Prepaid VAT (1)	13,769	31,784
Prepayments to suppliers (2)	18,887	32,164
Loans to third-parties (3)	12,163	—
Prepaid rental and related fees(4)	3,059	2,854
Interest receivable	16,461	22,621
Other deposits	2,406	3,106
Staff advances (5)	2,102	178
Receivables of withholding tax for employees related to share incentive plan (6)	3,197	4,985
Others	8,617	9,067

	$125,486	$159,498
(1)	Prepaid VAT represents input VAT from the purchase of goods and services.
(2)	Prepayments to suppliers are primarily for prepaid operating expenses.
(3)	Balances represent short-term loans to third-parties as well as loans reclassified from non-current assets.
(4)	Balances include prepaid rental where lease term not yet commenced and rental deposit receivables from leases that have been terminated.
(5)	Advances were made to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
(6)	The receivable represents the withholding tax upon the vesting of non-vested shares or exercise of options that the employees agreed to repay the Group with the proceeds of shares sold subsequent to the option exercise through the Group’s broker.